Fees Summary	Apr. 17, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 231,700,000.00
Previously Paid Amount	19,468.60
Total Fee Amount	33,146.62
Total Offset Amount	0.00
Net Fee	$ 13,678.02
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A